Debt Securities In Issue (Details) £ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Debt Securities In Issue [Line Items]
Debt securities	£ 31,531			£ 25,520
Notional amount	176,472			162,049
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	10,644			6,851
Euro 35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Debt securities	15,205			12,760
Notional amount | €		€ 35,000,000,000			€ 35,000,000,000
US$20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Debt securities	1,851			2,704
Notional amount | $			$ 20,000,000,000			$ 20,000,000,000
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	2,874			2,387
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	60			59
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	897			759
– US$30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	739			1,405
Notional amount | $			$ 30,000,000,000			$ 30,000,000,000
– Euro 30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	3,211			1,261
Notional amount | €		€ 30,000,000,000			€ 30,000,000,000
- US SEC-registered Debt Programme - Santander UK plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	£ 6,694			£ 4,185